Loans Payable	12 Months Ended
Dec. 31, 2022
Loans Payable [Abstract]
Loans payable
11.	Loans payable

	As at December 31,	As at December 31,	As at December 31,
	2022	2021	2020
Balance, beginning of the period	$-	$2,543,083	$-
New loans(1)	10,000,000	1,432,000	2,543,083
Repayment of loans	(10,000,000)	(3,975,083)	-
Balance, end of the period	$-	$-	$2,543,083

(1)	On March 2, 2022, the Company announced the closing of a $10,000,000 committed, collateralized revolving credit facility with Securitize, Inc. (the “Loan Facility”). The Loan Facility had a one-year committed term and an interest rate of 7.5% per annum.